Summary of Changes to Equity Method Investment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Unrealized gain/loss on equity investment		$ 599,155	$ 599,155	$ 864,418
SRM Entertainment [Member]
Restructuring Cost and Reserve [Line Items]
Fair value of Consideration				1,521,025
Unrealized gain/loss on equity investment		599,155	(599,155)	(864,418)
Balance			0	$ 657,183
Sale of shares of SRM common stock		$ (57,452)	$ (57,452)